LONG-TERM INVESTMENTS, NET (Tables)	9 Months Ended
Sep. 30, 2024
LONG-TERM INVESTMENTS, NET
Schedule of long-term investments

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Equity investments without readily determinable fair values	19,821	29,821
Equity method investments	738,128	726,128
Available-for-sale debt investments	—	42,689
	757,949	798,638